COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Gain Contingency
Litigation Settlement Awards
Amount received and recorded from settlement	$ 14,400
United States District Court | Multimedia Games Shareholder Litigation | Maximum
Litigation Settlement Awards
Attorneys's fee paid by Holdings	$ 310,000	$ 310,000	$ 310,000